Group Companies - Additional Information - Associates (Detail)	12 Months Ended
Dec. 31, 2021
La Banque Postale Asset Management (LBPAM) [member] | Asset Management [member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	25.00%
Name of associate	La Banque Postale Asset Management
Country of incorporation of associate	France
The Netherlands [member] | AMVEST Residential Core Fund [member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	29.00%
Name of associate	AMVEST Residential Core Fund
Country of incorporation of associate	Amsterdam
The Netherlands [member] | NV Levensverzekeringmaatschappij De Hoop [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	33.00%
Name of associate	N.V. Levensverzekeringmaatschappij ‘De Hoop’
Country of incorporation of associate	The Hague
The Netherlands [member] | OB Capital Cooperatief UA Schiphol [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	95.00%
Name of associate	OB Capital Cooperatief U.A.
Country of incorporation of associate	Schiphol